Average Annual Total Returns - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - FidelitySustainableIntermediateMunicipalIncomeFund-RetailPRO - Fidelity Sustainable Intermediate Municipal Income Fund
	Apr. 01, 2025
Fidelity Sustainable Intermediate Municipal Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	1.37%
Since Inception	3.13%	[1]
Fidelity Sustainable Intermediate Municipal Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	1.37%
Since Inception	3.13%	[1]
Fidelity Sustainable Intermediate Municipal Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.05%
Since Inception	3.07%	[1]
LB015
Average Annual Return:
Past 1 year	1.05%
Since Inception	2.26%
IXWQ5
Average Annual Return:
Past 1 year	0.71%
Since Inception	2.37%

[1]	A From April 13, 2022 .